Equity - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income for the year attributable to the Group´s owners	$ 62,209	$ 58,539	$ 43,669
Weighted average number of shares	117,000,000	117,000,000	117,000,000
Basic and diluted earnings per share	$ 0.0005	$ 0.0005	$ 0.0004